Joint Operations - Details of Significant Joint Operations (Detail)	12 Months Ended
Dec. 31, 2025
Disclosure of joint operations [line items]
Category of business	Steel manufacturing and sales [1]
Myanmar A-1/A-3 mine [member]
Disclosure of joint operations [line items]
Category of business	Mine development and gas production
Ownership (%)	51.00%
Location	Myanmar
Offshore Midstream [member]
Disclosure of joint operations [line items]
Category of business	Gas transportation facility
Ownership (%)	51.00%
Location	Myanmar
Mt. Thorley J/V [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	20.00%
Location	Australia
POSMAC J/V [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	20.00%
Location	Australia

[1]	As of December 31, 2025, the entities are classified as consolidated subsidiaries since the Company has control over the investees although the Company’s percentage of ownership is 50% or less, considering the structure of the entities’ Board of Directors and others.